SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION

13. SHARE-BASED COMPENSATION

Restricted ordinary shares

On August 28, 2019, 8,154,893 ordinary shares held by Cloopen Co., Ltd., which is wholly owned by Mr. Sun Changxun, became restricted with a graded vesting as to 1/3 of the restricted ordinary shares vest on the first anniversary of August 28, 2019 and with the remaining 2/3 of the restricted ordinary shares vesting evenly over the next two years. Such restricted shares are also subject to immediate vesting upon the Company’s completion of a qualified IPO. The fair value of the shares of US$9,827 are amortized to consolidated statements of comprehensive loss over the vesting term of three years.

In January 2021, the Company adopted a second share option Plan (“2021 Share Plan”), under which the maximum aggregate number of Class A ordinary shares that may be issued pursuant to all awards under such plan is 15,144,221. The ordinary shares became restricted with a vesting schedule of four years. Under the 2021 Share Plan, 5,898,500 ordinary shares were granted to employees for the year 2021.

In March 2021, the Company offered certain management members of EliteCRM 2,411,177 ordinary shares, which become restricted with a graded vesting as to 1/2 of the restricted ordinary shares vest on the first anniversary of March 22, 2022 and with the remaining 1/2 of the restricted ordinary shares vesting on March 22, 2023. The fair value of the shares of US$23,883 are amortized to consolidated statements of comprehensive loss over the vesting term of two years.

A summary of the Company’s restricted ordinary shares held by the Company’s employees for the years ended December 31, 2023 and 2024 is presented below:

	Number of shares	Weighted average grant date fair value
Unvested as of January 1, 2023	4,976,485	3.20
Granted	860,000	0.29
Vested	(2,001,838)	1.07
Forfeited	(1,031,670)	1.04
Unvested as of December 31, 2023	2,802,977	4.62
Granted	6,430,000	0.54
Vested	(906,732)	0.89
Forfeited	(87,225)	1.76
Unvested as of December 31, 2024	8,239,020	1.88

Total compensation expenses recognized for restricted ordinary shares for the years ended December 31, 2022, 2023 and 2024 were allocated to the following expense items:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Research and development expenses	(5,158)	654	(545)
General and administrative expenses	59,133	10,868	1,828
Selling and marketing expenses	1,275	1,851	10,968
Total restricted ordinary shares compensation expenses	55,250	13,373	12,251

In addition to the restricted ordinary shares held by the Company’s employees, 1,700,000 ordinary shares were held by a non-employee founder, which were restricted and have been vested immediately upon the completion of the Company’s initial public offering on February 9, 2021. The fair value of 1,700,000 restricted ordinary shares on grant date is US$111.

As of December 31, 2024, total unrecognized compensation expense related to restricted ordinary shares were RMB21,006 until 2028. The restricted ordinary shares are expected to be recognized over a weighted average period of approximately 3.35 years.

Shares Options

In January 2017, the Company’s shareholders and board of directors approved a share option Plan (“2016 Share Plan’’), under which a maximum aggregate number of 21,119,408 ordinary shares may be issued pursuant to all awards to be granted. In September 2018, the Company’s shareholders and board of directors approved that the maximum aggregate number of ordinary shares may be issued under 2016 Share Plan shall be modified to 25,838,502 pre-offering Class A Ordinary Shares. In March 2020 and July 2020, the Company’s shareholders and board of directors approved that the maximum aggregate number of ordinary shares may be issued under 2016 Share Plan shall be modified to 26,419,211 and 29,525,465 pre-offering Class A Ordinary Shares, respectively.

In addition, the options may be exercised with respect to 25% to 50% of the shares subject to the options as of the first anniversary of the vesting commencement date with the remaining shares subject to the options shall become vested in equal monthly installments over a period of 12-36 months thereafter. Share options were granted with exercise prices ranging from US$0.01 to US$0.38 and will expire 10 years from the grant dates.

Under the 2016 Share Plan, nil and 1,000,000 share options were granted to employees, officers, and board members for the years ended December 31, 2023 and 2024, respectively. A summary of the share options activities for the years ended December 31, 2023 and 2024 is presented below:

	Number of shares	Weighted average exercise price	Weighted remaining contractual years	Aggregate intrinsic value
		US$		US$
Outstanding as of January 1, 2023	17,595,037	0.24
Forfeited	(721,728)	0.15
Exercised	(3,731,723)	0.17
Outstanding as of December 31, 2023	13,141,586	0.26
Granted	1,000,000	0.38
Forfeited	(736,690)	0.15
Exercised	(1,018,889)	0.19		1,463
Outstanding as of December 31, 2024	12,386,007	0.28
Vested and expected to vest as of December 31, 2024	12,386,007	0.28	3.39	24,278
Exercisable as of December 31, 2024	11,499,929	0.25	2.33	24,016

The fair values of the options granted are estimated on the dates of grant using the binomial option pricing model with the following assumptions used:

Year ended December 31,
Grant dates:	2024
Risk free rate of return	2.5%
Volatility	45.0%
Expected dividend yield	0%
Exercise multiple	2.20
Fair value of underlying ordinary share	US$0.30- US$0.52
Expiration terms	10 years

 The expected volatility was estimated based on the historical volatility of comparable peer public companies with a time horizon close to the expected term of the Company’s options. The risk-free interest rate was estimated based on the yield to maturity of U.S. treasury bonds denominated in US$ for a term consistent with the expected term of the Company’s options in effect at the option valuation date. Expected dividend yield is zero as the Company does not anticipate any dividend payments in the foreseeable future. The expected exercise multiple was estimated as the average ratio of the stock price to the exercise price of when employees would decide to voluntarily exercise their vested options. As the Company did not have sufficient information of past employee exercise history, it has considered the statistics on exercise patterns of employees compiled by Huddart and Lang in Huddart, S., and M. Lang. 1996. “Employee Stock Option Exercises: An Empirical Analysis.” Journal of Accounting and Economics, vol. 21, no. 1 (February), pages 5-43, which are widely adopted by valuers as authoritative guidance on expected exercise multiples. Expected term is the contract life of the option.

Compensation expense recognized for share options during the years ended December 31,2022, 2023 and 2024 is allocated to the following expense items:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Cost of revenues	(621)	3	-
Research and development expenses	(795)	1,006	55
Selling and marketing expenses	(765)	6,068	345
General and administrative expenses	54,393	1,788	1,653
Total share option compensation expenses	52,212	8,865	2,053

As of December 31, 2024, RMB1,111 of total unrecognized compensation expense related to share options that are expected to be recognized until 2028. The share options are expected to be recognized over a weighted average period of approximately 2.84 years.